Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events
Subsequent Events

Note 12. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition and/or disclosure. Subsequent to December 31, 2015, there were contributions and redemptions totaling approximately $3,028,000 and $6,918,000 respectively.